Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Future Minimum Non-cancellable Lease Payments

For the years ended September 30,
2013	$57,942
2014	43,922
2015	34,821
2016	28,240
2017	21,972
Thereafter	49,156

$236,053